Supplementary information on oil and gas activities (unaudited) - Summary of capitalized costs (Detail) - USD ($) $ in Thousands		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Argentina [Member]
Disclosure Of Capitalized Costs [Line Items]
Gross capitalized costs		$ 7,442,324		$ 3,984,222		$ 2,723,155
Cumulative depreciation		(1,994,429)		(1,268,049)		(842,024)
Total net capitalized costs		5,447,895		2,716,173		1,881,131
Mexico [Member]
Disclosure Of Capitalized Costs [Line Items]
Gross capitalized costs		0	[1]	45,310	[1]	38,281
Cumulative depreciation		0	[1]	(6,566)	[1]	(4,006)
Total net capitalized costs		0	[1]	38,744	[1]	34,275
Machinery, facilities, software licenses and other [Member] | Argentina [Member]
Disclosure Of Capitalized Costs [Line Items]
Proved Properties		114,333		97,126		79,566
Machinery, facilities, software licenses and other [Member] | Mexico [Member]
Disclosure Of Capitalized Costs [Line Items]
Proved Properties		0	[1]	928	[1]	928
Oil & gas properties and wells [Member] | Argentina [Member]
Disclosure Of Capitalized Costs [Line Items]
Proved Properties	[2]	6,731,181		3,697,835		2,521,781
Oil & gas properties and wells [Member] | Mexico [Member]
Disclosure Of Capitalized Costs [Line Items]
Proved Properties	[2]	0	[1]	42,436	[1]	36,146
Works in progress [Member] | Argentina [Member]
Disclosure Of Capitalized Costs [Line Items]
Proved Properties		596,810		189,261		121,808
Works in progress [Member] | Mexico [Member]
Disclosure Of Capitalized Costs [Line Items]
Proved Properties		$ 0	[1]	$ 1,946	[1]	$ 1,207

[1]	Including the re-estimation of well plugging and abandonment (Note 12)
[2]	For the year ended December 31, 2025, including an impairment of long-lived assets of 38,252 in Mexico. Therefore, for the year ended December 31, 2024, including a reversal of impairment of long-lived assets of 4,207 in Mexico (Note 3.2.2).